Income Taxes - Reconciliation Of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income taxes	₩ 1,139,158	₩ 1,326,230	₩ 2,635,426
Income tax expense computed at statutory rate	348,803	303,124	685,381
Adjustments:
Tax credits	(35,757)	(22,122)	(82,233)
Additional income tax expense for prior years	(41,631)	(77,482)	152,656
Investment in subsidiaries, associates and joint ventures	(1,691)	107,197	146,498
Tax effects due to permanent differences	9,010	(3,801)	(3,011)
Carryforward of unused tax losses	(3,418)	(19,545)	(126,110)
Effect of tax rate change	253,132	7,368	4,998
Others	83,687	26,215	11,188
Adjustments	263,332	17,830	103,986
Income tax expense	₩ 612,135	₩ 320,954	₩ 789,367
Effective tax rate	53.74%	24.20%	29.95%